Unaudited Condensed Statements of Changes in Stockholders' Equity - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 20, 2020
Balance (in Shares) at Aug. 20, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 288,000,000	24,712,000,000		25,000,000,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,875,000,000,000
Net loss					(1,032)	(1,032)
Balance at Dec. 31, 2020			$ 503	24,497	(1,032)	23,968
Balance (in Shares) at Dec. 31, 2020			5,031,250
Sale of shares in initial public offering, gross		$ 2,013		201,247,987		201,257,000
Sale of shares in initial public offering, gross (in Shares)		20,125,000
Offering costs				(11,455,480)		(11,455,480)
Sale of private placement shares to Sponsor in private placement		$ 60		6,024,940		6,025,000
Sale of private placement shares to Sponsor in private placement (in Shares)		602,500
Common stock subject to possible redemption		$ (1,907)		(190,673,383)		(190,675,290)
Common stock subject to possible redemption (in Shares)		(19,067,529)
Net loss					(168,193)	(168,193)
Balance at Mar. 31, 2021		$ 166	$ 503	5,168,561	(169,225)	5,000,005
Balance (in Shares) at Mar. 31, 2021		1,659,971	5,031,250
Common stock subject to possible redemption		$ 22		2,165,888		2,165,910
Common stock subject to possible redemption (in Shares)		216,591
Net loss					(2,165,912)	(2,165,912)
Balance at Jun. 30, 2021		$ 188	$ 503	$ 7,334,449	$ (2,335,137)	$ 5,000,003
Balance (in Shares) at Jun. 30, 2021		1,876,562	5,031,250

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.